Intangible assets (Details) $ in Thousands	Sep. 30, 2018 USD ($) yr	Sep. 30, 2017 USD ($) yr
Gross Amount	$ 4,138	$ 4,138
Accumulated Amortization	3,283	3,117
Customer Value
Gross Amount	4,004	4,004
Accumulated Amortization	$ 3,150	$ 2,997
Useful life | yr	10.5	10.5
Trade name
Gross Amount	$ 72	$ 72
Accumulated Amortization	$ 72	$ 72
Useful life | yr	3.5	3.5
Non Compete
Gross Amount	$ 62	$ 62
Accumulated Amortization	$ 61	$ 48
Useful life | yr	5	5